RELATED PARTY TRANSACTIONS - Schedule of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Remuneration to key management and executive directors	$ 5,903	$ 6,201	$ 5,033
Non-executive directors’ fees	1,073	984	1,225
Key management personnel compensation	$ 6,976	$ 7,185	$ 6,258